DEFERRED AND CONTINGENT CONSIDERATION - Narrative (Details) $ in Millions											12 Months Ended
	Oct. 20, 2025 USD ($)	Oct. 20, 2025 CAD ($)	Sep. 08, 2025 USD ($) shares	May 01, 2025 USD ($)	May 01, 2025 CAD ($)	Nov. 07, 2024 USD ($)	Oct. 18, 2024 USD ($)	Oct. 18, 2024 CAD ($)	Sep. 09, 2024 USD ($) shares	Sep. 06, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 09, 2023 USD ($)	Mar. 01, 2021 USD ($) oz	Dec. 30, 2020 USD ($) oz
Disclosure of contingent liabilities [line items]
Deferred consideration											$ 30,117,000	$ 7,415,000
Payments											(28,710,000)	(27,908,000)
Proceeds from issuing shares	$ 139,600,000	$ 195.3		$ 66,800,000	$ 92.3		$ 162,100,000	$ 221.0
Deferred and contingent consideration											75,023,000	90,978,000	$ 111,604,000
Agbaou Gold Operations SA
Disclosure of contingent liabilities [line items]
Mined ore threshold | oz															320,611
Deferred consideration											7,867,000	5,267,000
Payments											(4,960,000)	(2,908,000)
Deferred and contingent consideration											17,482,000	20,013,000	12,671,000
Sadiola Mine
Disclosure of contingent liabilities [line items]
Deferred consideration											0	0
Payments											(2,500,000)	0
Deferred and contingent consideration											35,291,000	31,698,000	39,008,000
Korali-Sud Project
Disclosure of contingent liabilities [line items]
Deferred consideration											1,000,000	1,000,000		$ 1,000,000.0
Payments											0	0
Deferred and contingent consideration											1,000,000	1,000,000	951,000
Kurmuk Project
Disclosure of contingent liabilities [line items]
Deferred consideration											21,250,000	1,148,000
Payments											(21,250,000)	(25,000,000)
Proceeds from issuing shares			$ 21,250,000						$ 12,500,000
Shares issued (in shares) | shares			1,474,882						5,917,063
Deferred and contingent consideration											$ 21,250,000	$ 38,267,000	$ 58,974,000
Kurmuk Project | Payment One
Disclosure of contingent liabilities [line items]
Payments									$ 25,000,000.0	$ 25,000,000.0
Payments of deferred consideration						$ 12,500,000
Period after first anniversary in which deferred consideration is paid										60 days
Proceeds from issuing shares									$ 12,500,000
Kurmuk Project | Payment Two
Disclosure of contingent liabilities [line items]
Payments			$ 21,250,000							$ 21,250,000
Payments of deferred consideration			21,250,000
Proceeds from issuing shares			$ 21,250,000
Kurmuk Project | Payment Three
Disclosure of contingent liabilities [line items]
Payments										$ 21,250,000
Tranche One | Sadiola Mine
Disclosure of contingent liabilities [line items]
Mined ore threshold | oz																250,000
Contingent consideration																$ 24,900,000
Tranche One | IAMGOLD Corporation
Disclosure of contingent liabilities [line items]
Contingent consideration																12,450,000
Tranche One | AngioGold Ashanti
Disclosure of contingent liabilities [line items]
Contingent consideration																$ 12,450,000
Tranche Two | Sadiola Mine
Disclosure of contingent liabilities [line items]
Mined ore threshold | oz																250,000
Contingent consideration																$ 24,900,000
Tranche Two | IAMGOLD Corporation
Disclosure of contingent liabilities [line items]
Contingent consideration																12,450,000
Tranche Two | AngioGold Ashanti
Disclosure of contingent liabilities [line items]
Contingent consideration																$ 12,450,000
Minimum | Contingent consideration | Consensus pricing
Disclosure of contingent liabilities [line items]
Consensus forward gold price (dollars per ounce)															4,069
Maximum | Contingent consideration | Consensus pricing
Disclosure of contingent liabilities [line items]
Consensus forward gold price (dollars per ounce)															3,588